ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

Elizabeth J. Reza T +1 617 951 7919 F +1 617 235 0508 elizabeth.reza@ropesgray.com
March 23, 2016

BY EDGAR
Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:       Stone Ridge Trust V (the “Trust”) (File Nos. 333-208513 and 811-23120)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 2 to the Trust’s Registration Statement (File No. 333-208513) on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 2 to the Trust’s Registration Statement (File No. 811-23120) pursuant to the Investment Company Act of 1940, as amended, on behalf of Stone Ridge Trust V, a Delaware statutory trust.
This pre-effective amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes. This filing has been marked to indicate changes made from the filing of Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on January 21, 2016.
A registration fee of $100.70 was previously paid in connection with the initial filing filed on December 11, 2015.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7919.

Very truly yours,

/s/ Elizabeth J. Reza

cc:	Lauren Macioce James Rothwell